Financial Investment Designated at Fair Value Through OCI (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Investment Designated at Fair Value Through OCI (Details) [Line Items]
Investment shares than represent of equity of Fossal S.A.A. percentage	8.40%	7.76%
Equity investments [Member]
Financial Investment Designated at Fair Value Through OCI (Details) [Line Items]
Investment shares than represent of equity of Fossal S.A.A. percentage	2481397.00%	9148373.00%
Charge in other comprehensive income (in Nuevos Soles)	S/ 1,995,000	S/ 17,532,000	S/ 8,659,000